Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000004017
Shareholder Report [Line Items]
Fund Name	International Value Equity Fund
Class Name	Investor Class
Trading Symbol	TRIGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - Investor Class	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
AssetsNet	$ 13,998,704,000
Holdings Count | Holding	145
InvestmentCompanyPortfolioTurnover	7.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$13,998,704
Number of Portfolio Holdings	145

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	29.2%
Industrials & Business Services	16.1
Health Care	9.6
Consumer Discretionary	7.3
Consumer Staples	7.1
Materials	6.0
Communication Services	5.2
Information Technology	4.7
Energy	4.4
Other	10.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Rolls-Royce Holdings	2.5%
AstraZeneca	2.2
UniCredit	2.0
ING Groep	1.8
AXA	1.7
TotalEnergies	1.7
Sanofi	1.7
Roche Holding	1.6
Unilever	1.5
Imperial Brands	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000004018
Shareholder Report [Line Items]
Fund Name	International Value Equity Fund
Class Name	Advisor Class
Trading Symbol	PAIGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - Advisor Class	$57	1.08%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.08%
AssetsNet	$ 13,998,704,000
Holdings Count | Holding	145
InvestmentCompanyPortfolioTurnover	7.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$13,998,704
Number of Portfolio Holdings	145

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	29.2%
Industrials & Business Services	16.1
Health Care	9.6
Consumer Discretionary	7.3
Consumer Staples	7.1
Materials	6.0
Communication Services	5.2
Information Technology	4.7
Energy	4.4
Other	10.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Rolls-Royce Holdings	2.5%
AstraZeneca	2.2
UniCredit	2.0
ING Groep	1.8
AXA	1.7
TotalEnergies	1.7
Sanofi	1.7
Roche Holding	1.6
Unilever	1.5
Imperial Brands	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000004019
Shareholder Report [Line Items]
Fund Name	International Value Equity Fund
Class Name	R Class
Trading Symbol	RRIGX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - R Class	$70	1.33%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.33%
AssetsNet	$ 13,998,704,000
Holdings Count | Holding	145
InvestmentCompanyPortfolioTurnover	7.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$13,998,704
Number of Portfolio Holdings	145

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	29.2%
Industrials & Business Services	16.1
Health Care	9.6
Consumer Discretionary	7.3
Consumer Staples	7.1
Materials	6.0
Communication Services	5.2
Information Technology	4.7
Energy	4.4
Other	10.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Rolls-Royce Holdings	2.5%
AstraZeneca	2.2
UniCredit	2.0
ING Groep	1.8
AXA	1.7
TotalEnergies	1.7
Sanofi	1.7
Roche Holding	1.6
Unilever	1.5
Imperial Brands	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159130
Shareholder Report [Line Items]
Fund Name	International Value Equity Fund
Class Name	I Class
Trading Symbol	TRTIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - I Class	$36	0.68%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%
AssetsNet	$ 13,998,704,000
Holdings Count | Holding	145
InvestmentCompanyPortfolioTurnover	7.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$13,998,704
Number of Portfolio Holdings	145

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	29.2%
Industrials & Business Services	16.1
Health Care	9.6
Consumer Discretionary	7.3
Consumer Staples	7.1
Materials	6.0
Communication Services	5.2
Information Technology	4.7
Energy	4.4
Other	10.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Rolls-Royce Holdings	2.5%
AstraZeneca	2.2
UniCredit	2.0
ING Groep	1.8
AXA	1.7
TotalEnergies	1.7
Sanofi	1.7
Roche Holding	1.6
Unilever	1.5
Imperial Brands	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219338
Shareholder Report [Line Items]
Fund Name	International Value Equity Fund
Class Name	Z Class
Trading Symbol	TROZX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Value Equity Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 13,998,704,000
Holdings Count | Holding	145
InvestmentCompanyPortfolioTurnover	7.90%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$13,998,704
Number of Portfolio Holdings	145

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	29.2%
Industrials & Business Services	16.1
Health Care	9.6
Consumer Discretionary	7.3
Consumer Staples	7.1
Materials	6.0
Communication Services	5.2
Information Technology	4.7
Energy	4.4
Other	10.4

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Rolls-Royce Holdings	2.5%
AstraZeneca	2.2
UniCredit	2.0
ING Groep	1.8
AXA	1.7
TotalEnergies	1.7
Sanofi	1.7
Roche Holding	1.6
Unilever	1.5
Imperial Brands	1.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless